FINANCIAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of deposits from financial obligations [abstract]
Schedule of interbank borrowings, overnight funds and borrowings from banks and others

The following is the detail of the financial obligations obtained by Grupo Aval and subsidiaries as of December 31, 2025 and 2024 to finance their operations:

	December		December
	31, 2025 (1)		31, 2024

Local Currency
Interbank borrowings and overnight funds
Overnight funds	Ps.	35,882	Ps.	41,570
Interbank funds purchased		832,452		781,409
Commitments to transfer open and closed repo operations		8,354,523		9,898,971
Commitments to transfer simultaneous operations		10,819,356		5,648,747
Commitments originated in short positions simultaneous operations		2,401,845		1,093,006
Temporary securities transfer operations		32		2
Total interbank borrowings and overnight funds	Ps.	22,444,090	Ps.	17,463,705

Foreign currency (2)
Interbank borrowings and overnight funds
Overnight funds	Ps.	2,746	Ps.	—
Commitments to transfer open and closed repo operations		208,589		1,046,064
Total interbank borrowings and overnight funds	Ps.	211,335	Ps.	1,046,064
Total interbank borrowings and overnight funds	Ps.	22,655,425	Ps.	18,509,769
(1)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.
(2)	Corresponds to the equivalent Colombian pesos.

Schedule of borrowings

	December		December
	31, 2025 (1)		31, 2024

Local Currency
Borrowings from banks and others
Borrowings	Ps.	4,016,302	Ps.	3,619,457
Leases contracts (2)		2,037,039		1,794,416
Financiera de Desarrollo Territorial “FINDETER” (3)		2,526,376		2,518,426
Fondo para el Financiamiento del Sector Agropecuario - “FINAGRO” (3)		1,096,171		984,179
Banco de Comercio Exterior - “BANCOLDEX” (3)		297,858		528,363
Other financial obligations		6,118		9,762
Total borrowings from banks and others	Ps.	9,979,864	Ps.	9,454,603

Foreign currency (4)
Borrowings from banks and others
Borrowings	Ps.	9,069,212	Ps.	14,014,948
Leases contracts (2)		793,405		1,071,851
Andean Development Corporation (Corporación Andina de Fomento)		307,014		532,140
Banco de Comercio Exterior - “BANCOLDEX” (3)		147,071		6,333
Letters of credit		2,470,163		1,566,346
Bankers acceptances		1,792,446		1,451,938
Total borrowings from banks and others	Ps.	14,579,311	Ps.	18,643,556
Total borrowings from banks and others	Ps.	24,559,175	Ps.	28,098,159
(1)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.
(2)	See detail note 21.3.
(3)	The Colombian Government has established certain credit programs for promoting the development of specific sectors of the economy, including foreign trade, agriculture, tourism, housing construction and other industries.

The amount of financial obligations with development entities as of December 31, 2025 is Ps. 4,067,476 and as of December 31, 2024 is Ps. 4,037,301.

(4)	Corresponds to the equivalent Colombian pesos.

Schedule of issued bonds

		December		December
Issuer	Issue Date (1)	31, 2025 (2)		31, 2024		Maturity Date (1)	Interest Rate (1)
Local Currency
Banco Av. Villas S.A.	23/02/2021	Ps.	88,105	Ps.	87,020	23/02/2026	CPI + 1.36%
Banco de Bogotá S.A. (3)	Between 10/02/2021 and 25/07/2024		902,401		1,088,630	Between 10/02/2026 and 25/07/2028	CPI + 1.16%; and Fix Between 10.38% and 10.45%
Banco de Occidente S.A. (4)	Between 09/08/2012 and 20/08/2020		1,419,919		1,876,405	Between 10/06/2026 and 14/12/2032	CPI + 2.37% to 4.65%
Corporación Financiera Colombiana S.A. (5)	Between 11/12/2012 and 15/08/2025		4,126,514		3,871,660	Between 08/09/2026 and 19/11/2045	CPI + 2.90% to 6.40%; IBR + 3.75% and Fix 3.77%
Banco Popular S.A. (6)	Between 12/10/2016 and 10/03/2022		816,093		1,370,950	Between 15/07/2026 and 10/03/2027	CPI + 2.58% to 4.13% and Fix Between 6.29% and 6.78%
Grupo Aval Acciones y Valores S.A.	Between 24/11/2016 and 12/12/2024		1,177,984		1,177,903	Between 24/11/2026 and 28/06/2042	CPI + 3.69% to 6.16% and Fix 10.08%
Peso denominated Total		Ps.	8,531,016	Ps.	9,472,568

Foreign Currency
Banco de Bogotá S.A. Under rule 144A.	Between 12/05/2016 and 24/03/2023	Ps.	6,587,469	Ps.	7,720,126	Between 12/05/2026 and 24/03/2033	Fix Between 4.38% to 6.25% and SOFR6 3.75%
MFH			—		1,596,005
Banco Bogotá and MFH Total		Ps.	6,587,469	Ps.	9,316,131
Grupo Aval Limited (7)	4/02/2020	Ps.	3,777,033	Ps.	4,428,224	4/02/2030	Fix 4.38%
Promigas S.A. and Gases del Pacífico S.A.C. Under rule 144A. (7)	Between 16/10/2019 and 22/10/2020		1,883,947		2,207,133	Between 16/10/2029 and 22/10/2029	Fix 3.75%
Banco de Occidente S.A. (8)	13/05/2024		677,521		791,791	13/08/2034	Fix 10.88%
Foreign Currency Total		Ps.	12,925,970	Ps.	16,743,279
Total of Bonds (9)		Ps.	21,456,986	Ps.	26,215,847
(1)	This information corresponds to the bonds outstanding as of December 31, 2025.
(2)	As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.
(3)	The variation corresponds mainly to payment due to bond maturity on September 24, 2025 for Ps.186,135.
(4)	The variation corresponds mainly to: (i) payment due to bond maturity on January 30, 2025 for Ps. 203,139; and (ii) Payment due to bond maturity on October 12, 2025 for Ps. 255,359.
(5)	The variation corresponds mainly to: (i) Payment due to bond maturity on January 23, 2025 for Ps. 107,442; (ii) Payment due to bond maturity on March 02, 2025 for Ps. 129,220; and (iii) Payment due to bond maturity on November 19, 2025 for Ps. 101,085.

In addition, a bond issuance is presented on February 13, 2025 for Ps.133,100; on May 15, 2025 for Ps.48,800 and on August 15, 2025 for Ps.350,000. Finally, the bonds valued at Ps.60,761 is presented.

(6)	The variation corresponds mainly to: (i) Payment due to bond maturity on February 04, 2025 for Ps. 222,664; and (ii) Payment due to bond maturity on March 10, 2025 for Ps. 342,187.
(7)	Corresponds to the variation in the TRM between December 2025 and December 2024 by Ps. (652.07).
(8)	During 2025, interest payments on the bond were made: on February 12, 2025, for Ps.39,526; and on August 12, 2025, for Ps.38,499. Finally, there is a variation of Ps.36,245 due to the TRM.
(9)	See detail note 21.3.

Schedule of reconciliation of movements of liabilities to cash flows arising from financing activities

Reconciliation of movements of liabilities to cash flows arising from financing activities:

			Liabilities						Equity								Total
	Notes		Dividends payable		Bonds issued		Leases contracts		Subscribed and paid-in capital		Additional paid-in capital		Appropriated retained earnings		Non-controlling interest
Balance at January 1, 2023		Ps.	220,815	Ps.	28,362,221	Ps.	2,335,944	Ps.	23,744	Ps.	9,571,374	Ps.	8,018,417	Ps.	14,354,689	Ps.	62,887,204
Cash flows from financing activities:
Dividends paid to shareholders			(766,537)		—		—		—		—		—		—		(766,537)
Dividends paid to non-controlling interest	26		(915,933)		—		—		—		—		—		—		(915,933)
Issuance of debt securities			—		1,111,819		—		—		—		—		—		1,111,819
Payment of outstanding debt securities			—		(3,934,469)		—		—		—		—		—		(3,934,469)
Payment of obligations under financial lease			—		—		(384,499)		—		—		—		—		(384,499)
Discontinued operation			—		1,359,902		(7,168)		—		—		—		—		1,352,734
Net cash used in financing activities			(1,682,470)		(1,462,748)		(391,667)		—		—		—		—		(3,536,885)
Liabilities - related to other changes:
Accrued interest			—		2,212,345		210,041		—		—		—		—		2,422,386
Interest paid			—		(2,171,231)		(202,551)		—		—		—		—		(2,373,782)
Effects of changes in foreign exchange rates			—		(3,525,280)		(172,766)		—		—		—		—		(3,698,046)
Dividends declared			2,040,507		—		—		—		—		(1,025,718)		(1,014,789)		-
Other Changes			(50,868)		12,519		1,012,747		—		—		42,850		8,068		1,025,316
Total liabilities related to other changes			1,989,639		(3,471,647)		847,471		—		—		(982,868)		(1,006,721)		(2,624,126)
Total equity related to other changes			—		—		—		—		—		696,224		1,389,776		2,086,000
Balance at December 31, 2023		Ps.	527,984	Ps.	23,427,826	Ps.	2,791,748	Ps.	23,744	Ps.	9,571,374	Ps.	7,731,773	Ps.	14,737,744	Ps.	58,812,193
Cash flows from financing activities:
Dividends paid to shareholders			(728,181)		—		—		—		—		—		—		(728,181)
Dividends paid to non-controlling interest	26		(667,330)		—		—		—		—		—		—		(667,330)
Issuance of debt securities			—		2,224,164		—		—		—		—		—		2,224,164
Payment of outstanding debt securities			—		(1,725,323)		—		—		—		—		—		(1,725,323)
Payment of obligations under financial lease			—		—		(409,118)		—		—		—		—		(409,118)
Equity transaction			—		—		—		—		(4,904)		—		(50,096)		(55,000)
Discontinued operation			—		5,299		(7,522)		—		—		—		—		(2,223)
Net cash used in financing activities			(1,395,511)		504,140		(416,640)		—		(4,904)		—		(50,096)		(1,363,011)
Liabilities - related to other changes:
Accrued interest			—		1,831,715		245,366		—		—		—		—		2,077,081
Interest paid			—		(1,764,802)		(239,988)		—		—		—		—		(2,004,790)
Effects of changes in foreign exchange rates			—		2,200,477		142,677		—		—		—		—		2,343,154
Dividends declared			1,188,422		—		—		—		—		(569,843)		(618,579)		-
Other Changes			(27,394)		16,491		343,104		—		(58,408)		—		9,755		283,548
Total liabilities related to other changes			1,161,028		2,283,881		491,159		—		(58,408)		(569,843)		(608,824)		2,698,993
Total equity related to other changes			21,823		—		—		—		—		1,001,504		1,632,837		2,656,164
Balance at December 31, 2024		Ps.	315,324	Ps.	26,215,847	Ps.	2,866,267	Ps.	23,744	Ps.	9,508,062	Ps.	8,163,434	Ps.	15,711,661	Ps.	62,804,339
Cash flows from financing activities:
Dividends paid to shareholders			(625,826)		—		—		—		—		—		—		(625,826)
Dividends paid to non-controlling interest	26		(662,266)		—		—		—		—		—		—		(662,266)
Issuance of debt securities			—		528,863		—		—		—		—		—		528,863
Payment of outstanding debt securities			—		(1,513,644)		—		—		—		—		—		(1,513,644)
Payment of obligations under financial lease			—		—		(429,493)		—		—		—		—		(429,493)
Equity transaction			—		—		—		—		870		—		(876)		(6)
Discontinued operation			—		46,577		(8,797)		—		—		—		—		37,780
Net cash used in financing activities			(1,288,092)		(938,204)		(438,290)		—		870		—		(876)		(2,664,592)
Liabilities - related to other changes:
Accrued interest			—		1,598,510		240,625		—		—		—		—		1,839,135
Interest paid			—		(1,669,331)		(240,591)		—		—		—		—		(1,909,922)
Discontinued operation			—		(1,294,172)		(29,585)		—		—		—		—		(1,323,757)
Effects of changes in foreign exchange rates			—		(2,476,554)		(150,875)		—		—		—		—		(2,627,429)
Dividends declared			1,344,488		—		—		—		—		(655,320)		(689,168)		-
Other Changes			(39,721)		20,890		582,893		—		—		—		6,653		570,715
Total liabilities related to other changes			1,304,767		(3,820,657)		402,467		—		—		(655,320)		(682,515)		(3,451,258)
Total equity related to other changes			22,778		—		—		—		(5,975)		1,733,243		1,268,666		3,018,712
Balance at December 31, 2025		Ps.	354,777	Ps.	21,456,986	Ps.	2,830,444	Ps.	23,744	Ps.	9,502,957	Ps.	9,241,357	Ps.	16,296,936	Ps.	59,707,201